Portfolio of investments—May 31, 2021 (unaudited)

		Value
Investment companies: 99.95%
Affiliated master portfolios: 99.95%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$112,947,124
Wells Fargo Emerging Markets Bond Portfolio		9,481,280
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		24,661,736
Wells Fargo Factor Enhanced International Equity Portfolio		82,155,386
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		144,749,058
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio		4,947,707
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		36,380,164
Wells Fargo High Yield Corporate Bond Portfolio		9,507,095
Wells Fargo Investment Grade Corporate Bond Portfolio		58,767,899
Wells Fargo Strategic Retirement Bond Portfolio		6,605,887
Wells Fargo U.S. REIT Portfolio		4,958,593
Total Investment companies (Cost $415,425,761)		495,161,929
Total investments in securities (Cost $415,425,761)	99.95%	495,161,929
Other assets and liabilities, net	0.05	270,634
Total net assets	100.00%	$495,432,563

Wells Fargo Target 2030 Fund  |  1

Portfolio of investments—May 31, 2021 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	19.20%	19.35%	$66,565	$(806,163)	$358,549	$0	$1,020	$112,947,124
Wells Fargo Emerging Markets Bond Portfolio	25.32	25.42	(158,805)	257,861	107,445	0	12	9,481,280
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	13.72	13.62	801,655	(155,595)	0	161,392	58	24,661,736
Wells Fargo Factor Enhanced International Equity Portfolio	11.93	11.54	4,743,509	2,474,526	0	1,096,972	104	82,155,386
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	17.93	17.68	16,225,236	(1,150,372)	0	512,776	253	144,749,058
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	18.84	19.32	51,104	444,983	0	21,478	8	4,947,707
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	16.93	17.04	4,036,914	(2,485,146)	0	87,876	89	36,380,164
Wells Fargo High Yield Corporate Bond Portfolio	18.86	18.95	49,205	(31,780)	123,655	0	12	9,507,095
Wells Fargo Investment Grade Corporate Bond Portfolio	25.51	25.64	36,050	(599,252)	459,308	0	38	58,767,899
Wells Fargo Strategic Retirement Bond Portfolio	4.24	4.31	22,039	6,845	50,839	0	2	6,605,887
Wells Fargo U.S. REIT Portfolio	19.05	19.21	117,379	540,096	0	38,724	2	4,958,593
			$25,990,851	$(1,503,997)	$1,099,796	$1,919,218	$1,598	$495,161,929	99.95%

2  |  Wells Fargo Target 2030 Fund

Notes to portfolio of investments—May 31, 2021 (unaudited)

The Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
At May 31, 2021, the affiliated Master Portfolios were measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate value of the affiliated Master Portfolios was $495,161,929. The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury inflation Notes:1-10 Year Index and 50% to the Bloomberg Barclays U.S. Government intermediate Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2030 Fund  |  3